SUBSEQUENT EVENTS - Right to receive CCC credit (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Provision (reversion) for Aneel - CCC		R$ (53,063)
Right to receive CCC credit
Disclosure of non-adjusting events after reporting period [line items]
Provision (reversion) for Aneel - CCC	R$ 2,100,000
Right to receive CCC credit | Ceron
Disclosure of non-adjusting events after reporting period [line items]
Right to receive CCC credit	1,900,000
Right to receive CCC credit | Eletroacre
Disclosure of non-adjusting events after reporting period [line items]
Right to receive CCC credit	R$ 192,000